Summary - Invesco Tax-Exempt Cash Fund, Class A, Y And Investor | Invesco Tax-Exempt Cash Fund
Fund Summary - Invesco Tax-Exempt Cash Fund
Investment Objective(s)
The Fund’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Tax-Exempt Cash Fund	Class A, Invesco Tax-Exempt Cash Fund	Class Y, Invesco Tax-Exempt Cash Fund	Class Investor, Invesco Tax-Exempt Cash Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Tax-Exempt Cash Fund	Class A, Invesco Tax-Exempt Cash Fund	Class Y, Invesco Tax-Exempt Cash Fund	Class Investor, Invesco Tax-Exempt Cash Fund
Management Fees	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.10%	none	none
Other Expenses	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	0.82%	0.72%	0.72%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Invesco Tax-Exempt Cash Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Tax-Exempt Cash Fund	Class A	84	262	455	1,014
Class Y, Invesco Tax-Exempt Cash Fund	Class Y	74	230	401	894
Class Investor, Invesco Tax-Exempt Cash Fund	Investor Class	74	230	401	894

Principal Investment Strategies of the Fund

The Fund invests under normal circumstances at least 80% of net assets (plus borrowings for investment purposes) in debt securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax.

The Fund invests only in the following high-quality U.S. dollar-denominated short-term debt obligations: (i) municipal securities, which may include tax-exempt commercial paper; and (ii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia, their political subdivisions, agencies, and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees are treated as municipal securities. Other securities held by the Fund may be structured with demand features which have the effect of shortening the security’s maturity.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities within the top two rating categories by rating agencies (commonly referred to as “First or Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds).

The Fund may invest up to 20% of its total assets in money market instruments that may be subject to federal taxes, including Treasury securities, repurchase agreements, bankers’ acceptances, commercial paper, U.S. dollar-denominated foreign securities and master notes. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.

The Fund will limit investments to those which are First Tier Securities at the time of acquisition.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on safety, liquidity, and yield that is exempt from federal income taxes. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

The portfolio managers consider selling a security: (i) if the issuer’s credit quality declines, (ii) if a geographic region in which the issuer’s in which the Fund invests are located undergoes a negative change, (iii) as a result of interest rate changes, or (iv) to enhance yield.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. These instruments may be subject to counterparty risk and liquidity risk.

Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns

Class A shares year-to-date (ended March 31, 2011): 0.00% Best Quarter (ended March 31, 2001): 0.76% Worst Quarter (ended March 31, 2010): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Tax-Exempt Cash Fund	Column		1 Year	5 Years	10 Years	Inception Date
Class A, Invesco Tax-Exempt Cash Fund	Class A shares: Inception (9/22/1982)		0.05%	1.39%	1.28%	Sep. 22, 1982
Class Y, Invesco Tax-Exempt Cash Fund	Class Y shares: Inception (10/3/2008)	[1]	0.05%	1.39%	1.28%	Oct. 03, 2008
Class Investor, Invesco Tax-Exempt Cash Fund	Investor Class shares: Inception (9/30/2003)	[1]	0.05%	1.45%	1.33%	Sep. 30, 2003
[1]	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.